PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 88.5%
Asset-Backed Securities 24.7%
Automobiles 0.2%
Hertz Vehicle Financing III LP, Series 2021-02A, Class B, 144A	2.120%	12/27/27		200	$179,048
OneMain Direct Auto Receivables Trust, Series 2019-01A, Class B, 144A	3.950	11/14/28		1,700	1,657,060
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class C, 144A	7.375	05/15/32		725	717,843
					2,553,951
Collateralized Loan Obligations 20.2%
Anchorage Capital Europe CLO DAC (Ireland), Series 06A, Class B2, 144A^	6.000	08/25/34	EUR	4,000	3,985,995
Ares European CLO DAC (Ireland), Series 2013-06A, Class B1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.250(c)	04/15/30	EUR	2,500	2,391,260
Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class A, 144A	0.000(cc)	07/15/30		10,000	9,950,000
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	3.840(c)	10/17/32		8,500	8,314,980
Series 2022-01A, Class A1, 144A, 3 Month SOFR+ 1.320% (Cap N/A, Floor 1.320%)	2.219(c)	04/18/35		9,750	9,394,173

Barings Euro CLO DAC (Ireland), Series 2020-01A, Class AR, 144A, 3 Month EURIBOR + 0.980% (Cap N/A, Floor 0.980%)	1.022(c)	10/21/34	EUR	3,000	2,888,268
Carlyle Euro CLO DAC (Ireland),
Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	03/15/32	EUR	1,750	1,711,624
Series 2019-01A, Class A2RB, 144A	2.100	03/15/32	EUR	6,500	6,289,015

Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	3.790(c)	01/20/32		6,250	6,107,898
CIFC Funding Ltd. (Cayman Islands), Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	3.869(c)	01/22/31		7,000	6,863,004
Crown City CLO Ltd. (Cayman Islands), Series 2020-02A, Class A1AR, 144A, 3 Month SOFR+ 1.340% (Cap N/A, Floor 1.340%)	3.817(c)	04/20/35		2,750	2,647,957

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Elevation CLO Ltd. (Cayman Islands), Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	3.792%(c)	07/15/29	2,177	$2,154,145
Ellington CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.111(c)	02/15/29	11,682	11,557,720
Elmwood CLO Ltd. (Cayman Islands), Series 2021-03A, Class A, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	3.750(c)	10/20/34	4,250	4,130,989
Generate CLO Ltd. (Cayman Islands), Series 02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	3.909(c)	01/22/31	3,000	2,949,765
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	3.692(c)	01/15/31	8,000	7,888,615
Series 32A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	3.832(c)	01/15/32	5,000	4,930,421
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR+ 1.290% (Cap N/A, Floor 1.290%)	3.618(c)	10/15/32	5,500	5,386,419
Series 2021-59A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	3.880(c)	01/18/34	9,500	9,256,463

Medalist Partners Corporate Finance CLO Ltd. (Cayman Islands), Series 2021-01A, Class A1A, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)	3.940(c)	10/20/34	5,000	4,815,508
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	3.852(c)	04/21/31	7,411	7,271,835
Series 2014-03A, Class BR, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)	4.532(c)	04/21/31	18,000	17,187,131

Oaktree CLO Ltd. (Cayman Islands), Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	4.030(c)	07/15/33	6,500	6,484,361
OFSI BSL Ltd. (Cayman Islands), Series 2022-11A, Class A1, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	3.618(c)	07/18/31	10,000	9,992,571
OZLM Ltd. (Cayman Islands), Series 2014-06A, Class A2AS, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)	4.490(c)	04/17/31	4,000	3,804,218

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	3.870%(c)	01/17/31		5,000	$4,917,941
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	3.840(c)	07/16/31		6,750	6,604,355

Penta CLO DAC (Ireland), Series 2018-05A, Class B1R, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)	1.597(c)	04/20/35	EUR	10,000	9,243,543
Rockford Tower CLO Ltd. (Cayman Islands), Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	4.328(c)	07/20/33		11,500	11,319,405
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	3.958(c)	07/25/31		5,000	4,893,916
Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	3.740(c)	04/20/31		1,484	1,456,420
St. Pauls CLO DAC (Ireland), Series 02A, Class AR4, 144A, 3 Month EURIBOR + 0.980% (Cap N/A, Floor 0.980%)	1.125(c)	10/25/35	EUR	8,000	7,623,046
Strata CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.590% (Cap N/A, Floor 1.590%)	4.102(c)	01/15/31		19,000	18,757,775
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	3.890(c)	01/17/31		10,500	10,318,459
Zais CLO Ltd. (Cayman Islands),
Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190% (Cap N/A, Floor 0.000%)	4.702(c)	07/15/31		11,300	10,865,401
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	3.802(c)	04/15/30		4,500	4,441,674
					248,796,270
Consumer Loans 0.7%
Lendmark Funding Trust, Series 2021-01A, Class C, 144A	3.410	11/20/31		200	165,768
Oportun Funding XIII LLC, Series 2019-A, Class B, 144A	3.870	08/08/25		4,860	4,794,341
Oportun Issuance Trust, Series 2022-02, Class A, 144A	5.940	10/09/29		3,300	3,299,121
					8,259,230

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans 0.9%
Accredited Mortgage Loan Trust, Series 2004-03, Class 2A2, 1 Month LIBOR + 1.200% (Cap 13.000%, Floor 1.200%)	3.459%(c)	10/25/34	973	$954,309
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE06, Class A2, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)	2.939(c)	11/25/33	1,467	1,444,683
Series 2003-HE06, Class A3B, 1 Month LIBOR + 0.960% (Cap N/A, Floor 0.960%)	3.219(c)	11/25/33	3,435	3,285,513
Bear Stearns Asset-Backed Securities Trust,
Series 2002-02, Class A1, 1 Month LIBOR + 0.660% (Cap 11.000%, Floor 0.660%)	2.919(c)	10/25/32	371	364,143
Series 2003-03, Class A2, 1 Month LIBOR + 1.180% (Cap 11.000%, Floor 1.180%)	3.439(c)	06/25/43	77	73,598
Series 2003-HE01, Class M1, 1 Month LIBOR + 1.095% (Cap N/A, Floor 1.095%)	3.354(c)	01/25/34	2,194	2,140,958

Home Equity Asset Trust, Series 2004-07, Class A2, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)	3.099(c)	01/25/35	1,050	1,003,152
MASTR Asset-Backed Securities Trust, Series 2003-WMC02, Class M2, 1 Month LIBOR + 2.475% (Cap N/A, Floor 2.475%)	4.734(c)	08/25/33	697	684,820
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	3.279(c)	10/25/33	766	750,102
Series 2003-NC08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	3.309(c)	09/25/33	272	265,714
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	3.279(c)	10/25/33	292	285,117
				11,252,109
Other 0.3%
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	4.609(c)	04/25/23	3,200	3,177,165
Residential Mortgage-Backed Securities 1.2%
Chase Funding Trust,
Series 2002-03, Class 2A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)	2.899(c)	08/25/32	245	229,145
Series 2003-04, Class 1A5	4.901	05/25/33	341	337,096

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-OPT01, Class M1, 1 Month LIBOR + 0.630% (Cap N/A, Floor 0.630%)	2.889%(c)	02/25/35		184	$173,029
Series 2005-WF01, Class A5	5.010(cc)	11/25/34		—(r)	93
Countrywide Asset-Backed Certificates,
Series 2003-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	3.309(c)	07/25/33		384	375,958
Series 2004-01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.009(c)	03/25/34		18	17,553

Countrywide Asset-Backed Certificates Trust, Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	3.309(c)	11/25/34		173	171,293
Credit-Based Asset Servicing & Securitization LLC, Series 2003-CB03, Class AF1	3.379	12/25/32		79	74,967
Finance America Mortgage Loan Trust, Series 2003-01, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	3.309(c)	09/25/33		1,096	1,044,679
First Franklin Mortgage Loan Trust, Series 2004-FF05, Class A2, 1 Month LIBOR + 0.760% (Cap N/A, Floor 0.760%)	3.019(c)	08/25/34		499	486,705
Fremont Home Loan Trust, Series 2004-04, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)	3.054(c)	03/25/35		1,718	1,630,450
Long Beach Mortgage Loan Trust, Series 2004-02, Class A1, 1 Month LIBOR + 0.440% (Cap N/A, Floor 0.440%)	2.699(c)	06/25/34		621	581,854
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	3.159(c)	05/25/34		174	162,623
Rathlin Residential DAC (Ireland), Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000%	1.488(c)	09/27/75	EUR	1,477	1,439,181
Structured Asset Investment Loan Trust, Series 2004-BNC01, Class A2, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	3.259(c)	09/25/34		1,881	1,773,526
TFS (Spain),
Series 2018-03^	0.000(s)	04/16/40	EUR	—(r)	6,735
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%^	3.000(c)	04/16/23	EUR	5,871	5,892,788
					14,397,675

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Student Loans 1.2%
Laurel Road Prime Student Loan Trust,
Series 2018-D, Class A, 144A	0.000%(cc)	11/25/43		2,874	$2,824,541
Series 2019-A, Class R, 144A	0.000	10/25/48		2,347	504,219
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A	0.000(cc)	12/15/45		3,540	3,469,226
Series 2019-D, Class 1PT, 144A	3.045(cc)	01/16/46		3,635	3,545,261
Series 2019-F, Class PT1, 144A	3.932(cc)	02/15/45		4,352	4,195,094

SoFi RR Funding II Trust, Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.509(c)	11/29/24		801	800,113
					15,338,454

Total Asset-Backed Securities (cost $316,825,155)					303,774,854
Bank Loans 1.5%
Airlines 0.0%
United Airlines, Inc., Class B Term Loan, 3 Month LIBOR + 3.750%	6.533(c)	04/21/28		496	478,114
Chemicals 0.0%
TPC Group, Inc., Term Loan, CME Term SOFR + 10.000%^	11.800(c)	05/31/23		143	142,683
Computers 0.1%
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 4.000%	5.699(c)	03/01/29		1,025	975,885
Internet 0.2%
Speedster Bidco GmbH (Germany), Second Lien Term Loan, 3 Month EURIBOR + 6.000% (Cap N/A, Floor 0.000%)	6.000(c)	03/31/28	EUR	2,400	2,172,877
Investment Companies 0.2%
Rainbow Midco Ltd. (United Kingdom), Term Loan^	—(p)	01/31/30		2,500	2,333,884

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Media 0.0%
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 8.000%	9.786%(c)	05/25/26		41	$38,420
Second Lien Term Loan, 1 Month SOFR + 3.250%	5.036(c)	08/24/26		375	75,446
					113,866
Metal Fabricate/Hardware 0.1%
Tank Holding Corp., Initial Term Loan, 1 Month SOFR + 6.000%	8.427(c)	03/31/28		1,150	1,091,063
Oil & Gas 0.2%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	11.455(c)	11/01/25		1,858	1,958,642
Retail 0.5%
CD&R Firefly Bidco Ltd. (United Kingdom), Initial Term Loan, SONIA + 8.356%^	9.546(c)	06/19/26	GBP	3,300	3,616,866
Constellation Automotive Group Ltd. (United Kingdom), Facility 1 Loan, SONIA + 7.500%	7.944(c)	07/27/29	GBP	1,025	1,112,499
Stonegate Pub Co. Ltd., Second Lien Delayed Draw Term Loan, 6 Month LIBOR + 8.500%	9.716(c)	03/06/28	GBP	1,900	2,073,761
					6,803,126
Telecommunications 0.2%
West Corp., Initial Term B Loan, 1 Month LIBOR + 4.000%	6.372(c)	10/10/24		2,359	1,950,640

Total Bank Loans (cost $20,900,610)					18,020,780
Commercial Mortgage-Backed Securities 5.0%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.100(cc)	05/15/35		2,700	2,522,706
Series 2018-20TS, Class H, 144A	3.100(cc)	05/15/35		2,700	2,503,177

Barclays Commercial Mortgage Securities Trust, Series 2018-TALL, Class D, 144A, 1 Month LIBOR + 1.449% (Cap N/A, Floor 1.449%)	3.448(c)	03/15/37		11,300	10,109,682

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)

BX Commercial Mortgage Trust, Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	4.649%(c)	10/15/36		5,653	$5,372,156
Commercial Mortgage Trust, Series 2015-LC19, Class XB, IO, 144A	0.245(cc)	02/10/48		123,049	700,481
DBWF Mortgage Trust, Series 2016-85T, Class E, 144A	3.808(cc)	12/10/36		15,500	12,661,442
FHLMC Multifamily Structured Pass-Through Certificates,
Series K025, Class X1, IO	0.752(cc)	10/25/22		67,080	47,674
Series K055, Class X1, IO	1.349(cc)	03/25/26		21,710	878,543
Series KC02, Class X1, IO	0.381(cc)	03/25/24		122,061	613,611

GS Mortgage Securities Corp., Series 2013-GC10, Class XB, IO, 144A	0.482(cc)	02/10/46		103,126	235,663
GS Mortgage Securities Trust, Series 2014-GC20, Class XB, IO	0.472(cc)	04/10/47		28,307	196,332
Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996	07/10/35		5,200	4,773,019
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class XB, IO	0.300(cc)	08/15/47		45,056	269,453
Series 2015-C27, Class XB, IO	0.408(cc)	02/15/48		52,766	507,762
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class XB, IO	0.504(cc)	04/15/46		34,956	129,195
Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31		7,950	6,535,002

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C08, Class XB, IO, 144A	0.497(cc)	12/15/48		68,276	124,822
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36		2,505	2,184,691
Salus European Loan Conduit DAC (United Kingdom), Series 33A, Class A, 144A, SONIA + 1.619% (Cap 6.500%, Floor 1.500%)	2.600(c)	01/23/29	GBP	9,500	11,458,418
UBS-Barclays Commercial Mortgage Trust, Series 2013-C06, Class XB, IO, 144A	0.371(cc)	04/10/46		140,883	324,932

Total Commercial Mortgage-Backed Securities (cost $68,014,106)					62,148,761

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Convertible Bond 0.0%
Telecommunications
Digicel Group Holdings Ltd. (Jamaica), Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A (cost $5,781)	7.000%	08/15/22(oo)		44	$20,682
Corporate Bonds 22.8%
Advertising 0.0%
National CineMedia LLC, Sr. Unsec’d. Notes(a)	5.750	08/15/26		350	177,830
Aerospace & Defense 0.8%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	12/01/24		4,771	4,675,580
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		5,675	5,228,094
					9,903,674
Agriculture 0.3%
Tereos Finance Groupe I SA (France), Bonds, 144A	4.750	04/30/27	EUR	2,700	2,595,582
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29		475	431,280
					3,026,862
Airlines 0.3%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	01/15/27		1,567	1,410,732
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000	04/29/26		72	69,143
United Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.300	02/15/27		1,539	1,499,067
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26		645	620,973
Sr. Sec’d. Notes, 144A	4.625	04/15/29		170	156,688
					3,756,603

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers 0.1%
General Motors Co., Sr. Unsec’d. Notes	6.250%	10/02/43	1,555	$1,533,610
Auto Parts & Equipment 0.4%
Adient Global Holdings Ltd., Gtd. Notes, 144A(a)	4.875	08/15/26	1,900	1,772,130
American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.250	03/15/26	1,190	1,127,383
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A(a)	5.625	11/15/26	1,800	848,635
Dana, Inc., Sr. Unsec’d. Notes	4.500	02/15/32	800	667,902
Nemak SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	3.625	06/28/31	350	270,375
				4,686,425
Banks 5.4%
Banco de Credito del Peru S.A. (Peru), Sub. Notes, 144A, MTN	3.250(ff)	09/30/31	1,055	918,048
Banco Mercantil del Norte SA (Mexico), Jr. Sub. Notes, 144A	6.625(ff)	01/24/32(oo)	1,110	898,268
Bangkok Bank PCL (Thailand), Sub. Notes, 144A	3.466(ff)	09/23/36	945	807,814
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24(oo)	6,850	6,653,211
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)	5,545	4,833,501
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	1,450	1,437,615
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	870	785,528
Sr. Unsec’d. Notes	3.200	10/21/26	1,145	1,119,475
Sr. Unsec’d. Notes	3.785(ff)	03/17/33	1,240	1,166,778
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	980	960,873
Sub. Notes	4.400	06/10/25	405	409,166

Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes	3.750	03/26/25	1,200	1,162,732
Development Bank of the Republic of Belarus JSC (Belarus), Sr. Unsec’d. Notes, 144A(a)	6.750	05/02/24(d)	1,155	121,275
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	35	33,903
Sr. Unsec’d. Notes	3.850	01/26/27	3,940	3,938,914

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The), (cont’d.)
Sr. Unsec’d. Notes	4.223%(ff)	05/01/29	135	$133,424

Grupo Aval Ltd. (Colombia), Gtd. Notes, 144A(a)	4.375	02/04/30	2,170	1,714,300
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	1,500	1,396,191
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	15,325	13,698,120
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	6.276(c)	10/30/22(oo)	64	63,711
M&T Bank Corp.,
Sr. Unsec’d. Notes	3.650	12/06/22	325	325,180
Sub. Notes	4.000	07/15/24	325	324,254

Mizrahi Tefahot Bank Ltd. (Israel), Sub. Notes, 144A	3.077(ff)	04/07/31	1,555	1,368,400
Morgan Stanley,
Sr. Unsec’d. Notes	3.217(ff)	04/22/42	1,690	1,402,109
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	1,750	1,712,771
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	605	608,911
Sr. Unsec’d. Notes, MTN(h)	4.889(ff)	07/20/33	1,755	1,824,659

Societe Generale SA (France), Sub. Notes, 144A	6.221(ff)	06/15/33	7,380	7,206,654
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A, SOFR + 1.580%	2.904(c)	05/12/26	1,925	1,927,077
Sr. Unsec’d. Notes, 144A	4.488(ff)	05/12/26	615	617,897

Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	4.808(ff)	07/25/28	6,475	6,624,844
				66,195,603
Beverages 0.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.200	01/15/39	250	338,188
Building Materials 0.1%
Cemex SAB de CV (Mexico), Gtd. Notes, 144A	5.450	11/19/29	1,180	1,082,650
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850	02/01/23	104	104,150
				1,186,800

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals 1.0%
Ashland LLC, Gtd. Notes	6.875%	05/15/43		4,100	$4,202,214
Ashland Services BV, Gtd. Notes	2.000	01/30/28	EUR	1,200	1,049,744
Braskem Netherlands Finance BV (Brazil), Gtd. Notes, 144A	4.500	01/10/28		1,630	1,528,247
LYB International Finance BV, Gtd. Notes	5.250	07/15/43		175	170,058
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	4.900	06/01/43		1,350	1,353,714
Sasol Financing International Ltd. (South Africa), Gtd. Notes(a)	4.500	11/14/22		2,415	2,402,925
Sasol Financing USA LLC (South Africa), Gtd. Notes	4.375	09/18/26		350	323,507
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	10.500	08/01/24(d)		1,700	914,117
Sr. Sec’d. Notes, 144A	10.875	08/01/24(d)		419	424,498
					12,369,024
Commercial Services 0.6%
ERAC USA Finance LLC,
Gtd. Notes, 144A	6.700	06/01/34		110	126,218
Gtd. Notes, 144A	7.000	10/15/37		1,725	2,062,157

Nexi SpA (Italy), Sr. Unsec’d. Notes(a)	2.125	04/30/29	EUR	4,060	3,371,058
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		325	286,256
Gtd. Notes(a)	5.250	01/15/30		1,200	1,213,692
					7,059,381
Computers 0.0%
CA Magnum Holdings (India), Sr. Sec’d. Notes, 144A	5.375	10/31/26		515	453,200
Diversified Financial Services 0.3%
Blackstone Private Credit Fund, Sr. Sec’d. Notes^	5.610	05/03/27		950	876,124
Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unsec’d. Notes, 144A	5.000	08/15/28		1,025	858,588
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500	01/20/43		175	180,045

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
OneMain Finance Corp., Gtd. Notes	3.875%	09/15/28		1,200	$994,336
Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, EMTN	5.250	08/10/28		1,100	1,110,175
					4,019,268
Electric 1.1%
AES Panama Generation Holdings SRL (Panama), Sr. Sec’d. Notes, 144A	4.375	05/31/30		1,065	871,503
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		1,500	1,347,951
Sr. Unsec’d. Notes, 144A(a)	5.000	02/01/31		2,275	2,015,983

Clean Renewable Power Mauritius Pte Ltd. (India), Sr. Sec’d. Notes, 144A(a)	4.250	03/25/27		466	372,400
Duke Energy Carolinas LLC, First Ref. Mortgage	4.000	09/30/42		50	46,740
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, 144A	7.125	02/11/25		2,145	1,995,922
Sr. Unsec’d. Notes, 144A, MTN	6.750	08/06/23		200	198,037

Evergy Kansas Central, Inc., First Mortgage	4.100	04/01/43		325	297,696
FEL Energy VI Sarl (Mexico), Sr. Sec’d. Notes, 144A	5.750	12/01/40		1,766	1,271,549
Mong Duong Finance Holdings BV (Vietnam), Sr. Sec’d. Notes	5.125	05/07/29		1,295	1,052,430
NRG Energy, Inc.,
Gtd. Notes, 144A	3.625	02/15/31		1,475	1,250,601
Gtd. Notes, 144A	3.875	02/15/32		1,050	895,224
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		450	411,517
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		1,575	1,525,465
					13,553,018
Energy-Alternate Sources 0.1%
Aydem Yenilenebilir Enerji A/S (Turkey), Sr. Sec’d. Notes, 144A	7.750	02/02/27		830	566,890
Engineering & Construction 0.3%
Cellnex Finance Co. SA (Spain), Gtd. Notes, EMTN	2.000	02/15/33	EUR	1,100	864,777

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Engineering & Construction (cont’d.)
Cellnex Telecom SA (Spain), Sr. Unsec’d. Notes, EMTN	1.750%	10/23/30	EUR	700	$580,653
IHS Holding Ltd. (Nigeria), Gtd. Notes, 144A	6.250	11/29/28		850	692,750
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	3.875	04/30/28		2,000	1,783,500
					3,921,680
Entertainment 0.3%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26		480	379,996
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 10.750%	12.750	11/30/27(d)	EUR	654	593,336
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000%	11.000	09/30/26(d)	EUR	1,978	2,062,426

Codere New Holdco SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon N/A or PIK 7.500%	7.500	11/30/27(d)	EUR	784	650,729
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes, 144A	5.875	09/01/31		700	548,894
					4,235,381
Foods 0.9%
Bellis Finco PLC (United Kingdom), Gtd. Notes(a)	4.000	02/16/27	GBP	2,700	2,255,128
Kraft Heinz Foods Co.,
Gtd. Notes	4.625	10/01/39		440	402,765
Gtd. Notes	4.875	10/01/49		2,980	2,786,390
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		350	327,123
Gtd. Notes, 144A	4.375	01/31/32		350	330,733

Market Bidco Finco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	4,400	4,474,197
					10,576,336

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Forest Products & Paper 0.1%
Georgia-Pacific LLC, Sr. Unsec’d. Notes(h)	7.375%	12/01/25		400	$447,034
Suzano Austria GmbH (Brazil), Gtd. Notes	6.000	01/15/29		1,000	1,014,250
					1,461,284
Gas 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.500	05/20/25		2,425	2,439,770
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850	01/15/41		700	769,539
ENN Clean Energy International Investment Ltd. (China), Gtd. Notes, 144A	3.375	05/12/26		1,350	1,142,268
Southern Co. Gas Capital Corp., Gtd. Notes	4.400	06/01/43		1,375	1,225,320
					5,576,897
Healthcare-Products 0.2%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		250	225,712
Sr. Unsec’d. Notes, 144A	5.250	10/01/29		150	135,524
Medtronic Global Holdings SCA,
Gtd. Notes	1.625	03/07/31	EUR	160	158,205
Gtd. Notes	2.250	03/07/39	EUR	705	670,073
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	1,250	1,045,709
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	825	674,959
					2,910,182
Healthcare-Services 0.3%
Aetna, Inc.,
Sr. Unsec’d. Notes	2.750	11/15/22		450	449,873
Sr. Unsec’d. Notes	4.500	05/15/42		530	496,105
Elevance Health, Inc.,
Sr. Unsec’d. Notes	4.101	03/01/28		700	709,566
Sr. Unsec’d. Notes	4.650	01/15/43		120	120,502
Sr. Unsec’d. Notes	5.100	01/15/44		515	537,988

Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125	07/01/52		75	71,729

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Tenet Healthcare Corp.,
Gtd. Notes, 144A	6.125%	10/01/28	125	$121,805
Sr. Unsec’d. Notes(a)	6.875	11/15/31	1,200	1,167,094
				3,674,662
Home Builders 0.5%
Beazer Homes USA, Inc., Gtd. Notes	7.250	10/15/29	3,625	3,296,866
Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.875	06/15/27	2,560	2,614,279
				5,911,145
Housewares 0.0%
SWF Escrow Issuer Corp., Sr. Unsec’d. Notes, 144A	6.500	10/01/29	325	230,638
Insurance 0.7%
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.950	10/15/36	215	242,270
Sr. Unsec’d. Notes	6.100	10/01/41	280	312,407
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.250	06/15/23	436	436,763
Gtd. Notes, 144A	4.569	02/01/29	1,614	1,613,790

Lincoln National Corp., Sr. Unsec’d. Notes	7.000	06/15/40	695	813,025
Markel Corp., Sr. Unsec’d. Notes(h)	5.000	03/30/43	3,125	3,036,739
Principal Financial Group, Inc., Gtd. Notes	4.350	05/15/43	245	227,411
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.900	09/15/44	1,950	1,951,775
Sub. Notes, 144A	6.850	12/16/39	54	65,363
				8,699,543
Internet 0.1%
Prosus NV (China), Sr. Unsec’d. Notes, 144A	4.193	01/19/32	1,250	1,070,000

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Lodging 0.2%
Gohl Capital Ltd. (Malaysia), Gtd. Notes	4.250%	01/24/27		1,510	$1,337,577
MGM China Holdings Ltd. (Macau), Sr. Unsec’d. Notes, 144A	4.750	02/01/27		700	541,254
Sands China Ltd. (Macau), Sr. Unsec’d. Notes	5.125	08/08/25		1,000	936,570
					2,815,401
Media 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A(a)	4.750	03/01/30		1,300	1,182,457
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	6.384	10/23/35		2,640	2,772,541
Sr. Sec’d. Notes	6.484	10/23/45		585	591,290

CSC Holdings LLC, Gtd. Notes, 144A	5.500	04/15/27		1,500	1,452,672
Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A	6.625	08/15/27		2,785	260,509
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.125	08/15/30	GBP	700	729,140
Sr. Sec’d. Notes	4.250	01/15/30	GBP	600	630,513

Ziggo BV (Netherlands), Sr. Sec’d. Notes	2.875	01/15/30	EUR	1,270	1,072,397
					8,691,519
Mining 0.3%
AngloGold Ashanti Holdings PLC (South Africa), Gtd. Notes	3.375	11/01/28		730	633,275
Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32		600	558,750
Indonesia Asahan Aluminium Persero PT (Indonesia), Sr. Unsec’d. Notes	6.530	11/15/28		1,650	1,695,169
Vedanta Resources Finance II PLC (India), Gtd. Notes	13.875	01/21/24		1,425	1,224,876
					4,112,070

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas 1.8%
Aker BP ASA (Norway),
Gtd. Notes, 144A	2.000%	07/15/26		3,635	$3,299,005
Sr. Unsec’d. Notes, 144A	3.000	01/15/25		1,000	967,679
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26		1,225	1,185,566
Gtd. Notes, 144A	9.000	11/01/27		974	1,182,309

Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.400	06/15/47		1,835	1,840,072
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A(a)	9.250	08/01/24		75	74,614
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.875	03/30/26		1,135	1,035,688
Sr. Sec’d. Notes, 144A	5.375	03/30/28		770	677,600

Gazprom PJSC Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes	1.450	03/06/23	CHF	1,500	977,045
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	6.250	11/01/28		700	677,996
Leviathan Bond Ltd. (Israel), Sr. Sec’d. Notes, 144A	6.750	06/30/30		2,020	1,877,716
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.375	10/01/29	GBP	800	878,825
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750	02/26/29	EUR	795	635,805
Gtd. Notes	6.350	02/12/48		719	472,743
Gtd. Notes	6.500	03/13/27		260	234,884
Gtd. Notes, EMTN	4.875	02/21/28	EUR	250	211,769

Preem Holdings AB (Sweden), Sr. Unsec’d. Notes, 144A	12.000	06/30/27	EUR	2,200	2,295,124
Qatar Energy (Qatar), Sr. Unsec’d. Notes, 144A	3.125	07/12/41		425	358,009
Transocean, Inc., Gtd. Notes, 144A	7.250	11/01/25		3,025	2,178,000
Tullow Oil PLC (Ghana), Sr. Sec’d. Notes, 144A	10.250	05/15/26		1,405	1,306,650
					22,367,099
Oil & Gas Services 0.0%
Cameron International Corp., Gtd. Notes	5.950	06/01/41		100	97,943

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Packaging & Containers 0.3%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000%	06/30/27	EUR	2,203	$1,676,688
Verallia SA (France), Gtd. Notes	1.625	05/14/28	EUR	1,900	1,735,651
					3,412,339
Pharmaceuticals 1.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39		905	851,812
Sr. Unsec’d. Notes(h)	4.550	03/15/35		4,155	4,239,309
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		400	213,000
Gtd. Notes, 144A	6.250	02/15/29		1,200	640,452

Bristol-Myers Squibb Co., Sr. Unsec’d. Notes(h)	4.125	06/15/39		615	614,124
Cigna Corp., Gtd. Notes(h)	4.375	10/15/28		3,990	4,072,173
CVS Health Corp.,
Sr. Unsec’d. Notes	5.125	07/20/45		1,315	1,343,830
Sr. Unsec’d. Notes	5.300	12/05/43		485	504,320

Utah Acquisition Sub, Inc., Gtd. Notes	5.250	06/15/46		520	427,763
Viatris, Inc., Gtd. Notes	4.000	06/22/50		2,190	1,517,666
					14,424,449
Pipelines 1.3%
AI Candelaria Spain SA (Colombia), Sr. Sec’d. Notes, 144A (original cost $920,000; purchased 05/10/21)(f)	5.750	06/15/33		920	685,400
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	7.875	05/15/26		900	941,475
Eastern Gas Transmission & Storage, Inc., Sr. Unsec’d. Notes, 144A	4.600	12/15/44		125	119,326
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)		3,360	3,045,432
Sr. Unsec’d. Notes	5.150	03/15/45		55	49,201
Sr. Unsec’d. Notes	5.300	04/15/47		125	113,241
Sr. Unsec’d. Notes	5.400	10/01/47		60	55,003

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Energy Transfer LP, (cont’d.)
Sr. Unsec’d. Notes	6.250%	04/15/49	75	$75,666
Enterprise Products Operating LLC,
Gtd. Notes	4.900	05/15/46	1,025	992,740
Gtd. Notes	4.950	10/15/54	800	757,428

Kinder Morgan, Inc., Gtd. Notes	5.450	08/01/52	2,340	2,346,459
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	4.200	12/01/42	125	100,750
Sr. Unsec’d. Notes	5.150	10/15/43	1,350	1,294,622

MPLX LP, Sr. Unsec’d. Notes	5.200	03/01/47	145	135,814
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.875	08/15/27	500	500,812
ONEOK, Inc., Gtd. Notes	4.950	07/13/47	1,060	941,343
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	775	720,187
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	1,850	1,578,480
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	1,000	907,642
Gtd. Notes, 144A	7.500	10/01/25	125	125,554
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	75	69,454
Sr. Sec’d. Notes, 144A	4.125	08/15/31	75	69,315

Western Midstream Operating LP, Sr. Unsec’d. Notes	5.300	03/01/48	910	806,914
				16,432,258
Real Estate 0.4%
Arabian Centres Sukuk Ltd. (Saudi Arabia), Gtd. Notes, 144A	5.375	11/26/24	995	941,395
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	3,575	3,571,660
				4,513,055
Real Estate Investment Trusts (REITs) 0.1%
Diversified Healthcare Trust, Gtd. Notes	4.375	03/01/31	1,000	739,307

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail 0.8%
AutoZone, Inc., Sr. Unsec’d. Notes	4.750%	08/01/32		1,305	$1,345,375
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24		500	477,841
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	6.250	10/30/25	EUR	250	236,468
Sr. Sec’d. Notes, 144A	4.375	02/07/25	EUR	4,700	4,396,271

Falabella SA (Chile), Sr. Unsec’d. Notes, 144A	3.375	01/15/32		1,200	994,200
JSM Global Sarl (Brazil), Gtd. Notes, 144A	4.750	10/20/30		1,800	1,386,900
Macy’s Retail Holdings LLC, Gtd. Notes	4.300	02/15/43		705	438,677
					9,275,732
Telecommunications 1.3%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33		1,542	1,305,575
Sr. Unsec’d. Notes	3.500	09/15/53		929	733,211
Sr. Unsec’d. Notes	3.650	09/15/59		318	248,159

CT Trust (Guatemala), Sr. Sec’d. Notes, 144A	5.125	02/03/32		760	665,760
Digicel Group Holdings Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000%	8.000	04/01/25		255	168,324
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A	8.000	12/31/26		454	313,515
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25		669	560,005
Sr. Sec’d. Notes, 144A	8.750	05/25/24		1,138	1,064,771

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23		2,050	1,291,500
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes^	5.500	08/01/23(d)		2,000	2
Gtd. Notes, 144A^	8.500	10/15/24(d)		50	—
Gtd. Notes, 144A^	9.750	07/15/25(d)		50	—
Sr. Sec’d. Notes, 144A(a)	6.500	03/15/30		1,400	1,289,470

Kaixo Bondco Telecom SA (Spain), Sr. Sec’d. Notes, 144A	5.125	09/30/29	EUR	2,600	2,293,880

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400%	03/01/27	465	$420,225
Lumen Technologies, Inc., Sr. Unsec’d. Notes, Series P	7.600	09/15/39	525	424,023
Millicom International Cellular SA (Colombia), Sr. Unsec’d. Notes, 144A	4.500	04/27/31	515	422,879
Sprint Corp.,
Gtd. Notes	7.125	06/15/24	2,000	2,094,760
Gtd. Notes(a)	7.625	02/15/25	1,150	1,227,807

Total Play Telecomunicaciones SA de CV (Mexico), Gtd. Notes, 144A	6.375	09/20/28	480	373,632
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.400	03/22/41	1,575	1,345,541
				16,243,039
Transportation 0.0%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.450	01/15/53	225	229,678
Indian Railway Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	3.570	01/21/32	360	316,710
				546,388

Total Corporate Bonds (cost $317,565,916)				280,764,723
Municipal Bonds 1.6%
California 0.3%
Bay Area Toll Authority, Revenue Bonds, BABs, Series F2	6.263	04/01/49	550	701,798
Los Angeles Department of Water & Power, Water System Revenue, Taxable, Revenue Bonds, BABs, Series C	6.008	07/01/39	1,730	2,005,547
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	625	612,114
Taxable, Revenue Bonds, Series J	4.131	05/15/45	675	644,043
				3,963,502

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Colorado 0.1%
Regional Transportation District Sales Tax Revenue, Revenue Bonds, BABs, Series B	5.844%	11/01/50	1,190	$1,415,951
Illinois 0.1%
State of Illinois, General Obligation Unlimited, Taxable	5.100	06/01/33	865	879,282
New Jersey 0.2%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	2,000	2,687,401
Rutgers The State University of New Jersey, Taxable, Revenue Bonds, BABs, Series H	5.665	05/01/40	200	228,830
				2,916,231
Ohio 0.0%
Ohio State University (The), Taxable, Revenue Bonds, Series A	4.800	06/01/2111	180	184,900
Puerto Rico 0.9%
Commonwealth of Puerto Rico, General Obligation, Sub-Series C	0.000(cc)	11/01/43	9,167	4,888,280
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds, Restructured, Series A-1	4.750	07/01/53	5,846	5,824,144
				10,712,424
Texas 0.0%
City of San Antonio Electric & Gas Systems Revenue, Taxable, Revenue Bonds	4.427	02/01/42	120	125,227

Total Municipal Bonds (cost $20,354,708)				20,197,517
Residential Mortgage-Backed Securities 2.2%
Banc of America Funding Trust, Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)	4.335(c)	09/26/45	140	139,783
Bellemeade Re Ltd. (Bermuda),
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	4.109(c)	10/25/28	887	885,364

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Bellemeade Re Ltd. (Bermuda), (cont’d.)
Series 2021-01A, Class M1C, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 2.950%)	4.464%(c)	03/25/31	960	$918,744

Chase Mortgage Finance Trust, Series 2007-A01, Class 1A3	2.687(cc)	02/25/37	43	41,203
Connecticut Avenue Securities Trust,
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)	4.309(c)	01/25/40	67	67,424
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	4.614(c)	10/25/41	990	888,525
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	4.664(c)	12/25/41	1,718	1,559,408
Series 2022-R02, Class 2B1, 144A, 30 Day Average SOFR + 4.500% (Cap N/A, Floor 0.000%)	6.014(c)	01/25/42	440	409,394
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	6.764(c)	03/25/42	290	284,801
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.959(c)	11/25/28	1,893	1,878,461
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	4.964(c)	04/25/34	910	847,594

FHLMC Structured Agency Credit Risk Debt Notes, Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	4.914(c)	08/25/33	3,260	2,940,085
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	4.564(c)	01/25/34	600	536,293
Series 2021-DNA07, Class B1, 144A, 30 Day Average SOFR + 3.650% (Cap N/A, Floor 0.000%)	5.164(c)	11/25/41	695	638,897
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	4.864(c)	09/25/41	570	506,622
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	4.414(c)	04/25/42	1,920	1,863,181

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

GSMSC Resecuritization Trust, Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	2.399%(c)	10/26/36		930	$915,764
Home Re Ltd. (Bermuda), Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	3.859(c)	10/25/28		111	110,551
JPMorgan Mortgage Trust, Series 2007-A01, Class 4A1	3.941(cc)	07/25/35		25	24,856
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.009(c)	01/25/48		1,590	1,551,340
Oaktown Re II Ltd. (Bermuda), Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	3.809(c)	07/25/28		310	309,105
Oaktown Re VII Ltd. (Bermuda), Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	4.414(c)	04/25/34		1,000	927,836
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	5.109(c)	02/25/23		1,650	1,629,090
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	4.909(c)	08/25/25		3,400	3,358,203
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	3.659(c)	03/25/28		92	92,233
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)	4.959(c)	03/25/28		1,240	1,238,455
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	5.214(c)	11/25/31		1,000	951,489

Retiro Mortgage Securities DAC (Ireland), Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	2.238(c)	07/30/75	EUR	1,030	1,038,359
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-37A, Class 3A7	2.980(cc)	12/25/33		259	251,597

Total Residential Mortgage-Backed Securities (cost $28,041,580)					26,804,657
Sovereign Bonds 2.2%
1MDB Global Investments Ltd. (Malaysia), Sr. Unsec’d. Notes	4.400	03/09/23		1,000	959,875

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	2.375%	08/20/30		685	$595,222
Brazil Loan Trust 1 (Brazil), Gov’t. Gtd. Notes	5.477	07/24/23		162	160,587
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		1,974	1,943,526
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.500	02/22/29		261	241,556
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		1,915	1,772,333
Sr. Unsec’d. Notes, 144A	5.950	01/25/27		1,570	1,540,366
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	5,485	6,513,266
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	2,000	2,390,248
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	410	309,601
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	805	768,140
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	2,655	2,753,059
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	5.125	06/15/25	EUR	500	475,030
Sr. Unsec’d. Notes, 144A	5.125	06/15/25	EUR	1,650	1,567,598

Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	1,401	1,112,670
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	366	282,493
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	1,618	1,499,224
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	1,660	1,281,253
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	8.994	02/01/24		350	66,500
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	1,265	230,781
Sr. Unsec’d. Notes, 144A	7.750	09/01/22		1,560	503,880
Sr. Unsec’d. Notes, 144A	8.994	02/01/24		800	152,000

Total Sovereign Bonds (cost $32,534,200)					27,119,208
U.S. Treasury Obligations 27.9%
U.S. Treasury Bonds(h)(k)	1.375	11/15/40		15,930	11,755,842
U.S. Treasury Bonds(k)	2.250	05/15/41		62,925	53,820,539
U.S. Treasury Bonds	2.250	02/15/52		4,590	3,867,792

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(Continued)
U.S. Treasury Bonds	2.375%	02/15/42	951	$827,519
U.S. Treasury Bonds(h)(k)	2.500	02/15/45	3,505	3,036,206
U.S. Treasury Bonds(k)	3.625	08/15/43	11,120	11,672,525
U.S. Treasury Notes	0.375	01/31/26	110,970	102,014,375
U.S. Treasury Notes	1.375	01/31/25	20,645	19,898,232
U.S. Treasury Notes	1.500	11/30/28	19,740	18,327,356
U.S. Treasury Notes(k)	2.250	11/15/24	80,395	79,264,445
U.S. Treasury Notes	2.250	11/15/27	150	146,367
U.S. Treasury Notes	2.375	03/31/29	24,875	24,342,520
U.S. Treasury Strips Coupon	2.415(s)	11/15/40	1,035	567,956
U.S. Treasury Strips Coupon	3.019(s)	11/15/35	870	589,459
U.S. Treasury Strips Coupon	3.507(s)	11/15/41	24,000	12,371,250
U.S. Treasury Strips Coupon	3.575(s)	08/15/41	165	86,425

Total U.S. Treasury Obligations (cost $355,769,697)				342,588,808

	Shares
Common Stocks 0.6%
Gas Utilities 0.2%
Ferrellgas Partners LP (Class B Stock)	17,034	2,861,712
Hotels, Restaurants & Leisure 0.0%
Codere New Topco SA (Spain)^	29,207	—
Oil, Gas & Consumable Fuels 0.3%
Chesapeake Energy Corp.	38,842	3,657,751
Chesapeake Energy Corp. Backstop Commitment	1,449	136,453
		3,794,204
Wireless Telecommunication Services 0.1%
Intelsat Emergence SA (Luxembourg)*	19,659	514,417

Total Common Stocks (cost $4,211,343)		7,170,333

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Units	Value
Rights* 0.0%
Wireless Telecommunication Services
Intelsat Jackson Holdings SA, Series A (Luxembourg), CVR, expiring 12/05/25^	2,057	$19,605
Intelsat Jackson Holdings SA, Series B (Luxembourg), CVR, expiring 12/05/25^	2,057	4,072

Total Rights (cost $0)		23,677
Warrants* 0.0%
Chemicals
TPC Group, Inc., expiring 08/01/24^ (cost $0)	1,190,967	119

Total Long-Term Investments (cost $1,164,223,096)		1,088,634,119

	Shares
Short-Term Investments 13.8%
Affiliated Mutual Funds 5.6%
PGIM Core Short-Term Bond Fund(wa)	5,518,024	50,269,199
PGIM Institutional Money Market Fund (cost $18,958,115; includes $18,927,091 of cash collateral for securities on loan)(b)(wa)	18,984,702	18,965,717

Total Affiliated Mutual Funds (cost $69,282,265)		69,234,916
Unaffiliated Fund 7.8%
Dreyfus Government Cash Management (Institutional Shares) (cost $95,287,843)	95,287,843	95,287,843
Options Purchased*~ 0.4%
(cost $1,881,596)		4,847,408

Total Short-Term Investments (cost $166,451,704)		169,370,167

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.3% (cost $1,330,674,800)		1,258,004,286

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Value
Options Written*~ (0.4)%
(premiums received $2,371,852)	$(5,219,994)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 101.9% (cost $1,328,302,948)	1,252,784,292
Liabilities in excess of other assets(z) (1.9)%	(23,581,621)

Net Assets 100.0%	$1,229,202,671

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security
BABs—Build America Bonds
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CMBX—Commercial Mortgage-Backed Index
CME—Chicago Mercantile Exchange
CVR—Contingent Value Rights
DIP—Debtor-In-Possession
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
GMTN—Global Medium Term Note
IO—Interest Only (Principal amount represents notional)
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MASTR—Morgan Stanley Structured Asset Security
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
S—Semiannual payment frequency for swaps
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $16,759,971 and 1.4% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $17,728,487; cash collateral of $18,927,091 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $920,000. The aggregate value of $685,400 is 0.1% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Short-Term Bond Fund and PGIM Institutional Money Market Fund, if applicable.

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitment outstanding at July 31, 2022:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
TPC Group, Inc., DIP Facility, CME Term SOFR + 5.000%, 5.000%(c), Maturity Date 03/01/23 (cost $70,090)^	70	$70,090	$——	$——
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs JPY	Call	Barclays Bank PLC	10/27/23	115.00		—		39,000	$4,158,759
(cost $493,823)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	08/17/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	47,320	$—
CDX.NA.IG.38.V1, 06/20/27	Call	Deutsche Bank AG	08/17/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	46,190	—
CDX.NA.IG.38.V1, 06/20/27	Call	JPMorgan Chase Bank, N.A.	08/17/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	46,190	—
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	09/21/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	46,350	43
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	09/21/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	46,350	43
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	09/21/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	46,350	43
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	10/19/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	46,230	90
CDX.NA.IG.38.V1, 06/20/27	Call	JPMorgan Chase Bank, N.A.	10/19/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	46,230	91
CDX.NA.HY.38.V2, 06/20/27	Put	Morgan Stanley & Co. International PLC	08/17/22	$91.00	CDX.NA.HY.38. V2(Q)	5.00%(Q)	5,300	2,678
CDX.NA.HY.38.V2, 06/20/27	Put	Morgan Stanley & Co. International PLC	09/21/22	$92.00	CDX.NA.HY.38. V2(Q)	5.00%(Q)	5,300	12,232
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	08/17/22	0.78%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	47,320	115,213

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	08/17/22	0.88%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	46,190	$35,026
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	08/17/22	0.90%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	46,190	26,425
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	09/21/22	0.90%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	46,350	88,804
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	09/21/22	0.90%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	46,350	88,804
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	09/21/22	0.93%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	46,350	77,746
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	10/19/22	0.93%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	46,230	120,706
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	10/19/22	0.93%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	46,230	120,705
Total OTC Swaptions (cost $1,387,773)								$688,649
Total Options Purchased (cost $1,881,596)								$4,847,408
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs JPY	Call	Bank of America, N.A.	10/27/23	115.00		—		39,000	$(4,158,760)
(premiums received $539,994)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	08/17/22	0.70%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	47,320	$(3,758)
CDX.NA.IG.38.V1, 06/20/27	Call	JPMorgan Chase Bank, N.A.	08/17/22	0.75%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	46,190	(17,307)
CDX.NA.IG.38.V1, 06/20/27	Call	Deutsche Bank AG	08/17/22	0.80%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	46,190	(56,191)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	09/21/22	0.80%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	46,350	(92,124)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	09/21/22	0.83%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	46,350	(122,881)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	09/21/22	0.83%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	46,350	$(122,880)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	10/19/22	0.83%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	46,230	(139,776)
CDX.NA.IG.38.V1, 06/20/27	Call	JPMorgan Chase Bank, N.A.	10/19/22	0.83%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	46,230	(139,776)
CDX.NA.HY.38.V2, 06/20/27	Put	Morgan Stanley & Co. International PLC	10/19/22	$95.00	5.00%(Q)	CDX.NA.HY.38. V2(Q)	5,300	(39,540)
CDX.NA.HY.38.V2, 06/20/27	Put	Morgan Stanley & Co. International PLC	11/16/22	$95.00	5.00%(Q)	CDX.NA.HY.38. V2(Q)	5,300	(58,417)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	08/17/22	1.03%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	47,320	(9,713)
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	08/17/22	1.13%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	46,190	(6,453)
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	08/17/22	1.15%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	46,190	(6,051)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	09/21/22	1.10%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	46,350	(35,114)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	09/21/22	1.13%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	46,350	(31,959)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	09/21/22	1.18%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	46,350	(26,822)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	09/21/22	1.33%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	46,610	(17,418)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	09/21/22	1.45%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	46,610	(13,020)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	10/19/22	1.20%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	46,230	(48,820)
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	10/19/22	1.23%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	46,230	(45,585)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	01/18/23	3.00%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	46,610	(9,205)
GS_21-PJA††^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	16,440	(459)
GS_21-PJA^	Put	Goldman Sachs International	11/15/24	0.50%	0.50%(S)	GS_21-PJA(Q)	8,530	(264)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
iTraxx.XO.36. V1,12/20/26^	Put	Barclays Bank PLC	09/21/22	9.00%	5.00%(Q)	iTraxx.XO.36. V1(Q)	EUR	8,170	$(17,701)
Total OTC Swaptions (premiums received $1,831,858)									$(1,061,234)
Total Options Written (premiums received $2,371,852)									$(5,219,994)
††	The value of the contract, GS_21-PJA, is derived from a pool of senior prime jumbo mortgages.

Futures contracts outstanding at July 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
557	2 Year U.S. Treasury Notes	Sep. 2022	$117,226,742	$47,745
154	5 Year Euro-Bobl	Sep. 2022	20,126,188	(399,682)
1,860	5 Year U.S. Treasury Notes	Sep. 2022	211,531,402	(2,797,518)
141	10 Year Euro-Bund	Sep. 2022	22,717,351	(792,129)
367	10 Year U.S. Treasury Notes	Sep. 2022	44,458,611	(1,708,740)
242	10 Year U.S. Ultra Treasury Notes	Sep. 2022	31,762,500	(694,368)
1,132	20 Year U.S. Treasury Bonds	Sep. 2022	163,008,000	(6,166,962)
142	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	22,480,375	(810,156)
67	Euro Schatz Index	Sep. 2022	7,541,753	(51,512)
				$(13,373,322)
Forward foreign currency exchange contracts outstanding at July 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	AUD	1,057	$719,841	$739,396	$19,555	$—
Expiring 10/31/23	JPMorgan Chase Bank, N.A.	AUD	3,180	2,208,097	2,221,702	13,605	—
Brazilian Real,
Expiring 08/02/22	Goldman Sachs International	BRL	7,910	1,500,000	1,526,946	26,946	—
Expiring 08/02/22	The Toronto-Dominion Bank	BRL	53,589	10,166,393	10,344,899	178,506	—
Expiring 08/02/22	UBS AG	BRL	6,632	1,225,000	1,280,216	55,216	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 09/02/22	The Toronto-Dominion Bank	BRL	47,509	$8,604,630	$9,087,458	$482,828	$—
Canadian Dollar,
Expiring 10/19/22	UBS AG	CAD	3,284	2,518,815	2,563,851	45,036	—
Chilean Peso,
Expiring 09/21/22	BNP Paribas S.A.	CLP	509,801	610,540	560,435	—	(50,105)
Chinese Renminbi,
Expiring 08/23/22	Citibank, N.A.	CNH	23,073	3,438,000	3,419,201	—	(18,799)
Expiring 08/23/22	Goldman Sachs International	CNH	21,125	3,139,000	3,130,488	—	(8,512)
Colombian Peso,
Expiring 09/21/22	Citibank, N.A.	COP	14,142,910	3,656,152	3,268,095	—	(388,057)
Czech Koruna,
Expiring 10/19/22	Morgan Stanley & Co. International PLC	CZK	49,300	1,995,405	2,025,440	30,035	—
Hungarian Forint,
Expiring 10/19/22	Bank of America, N.A.	HUF	631,838	1,590,000	1,565,621	—	(24,379)
Expiring 10/19/22	Barclays Bank PLC	HUF	842,898	2,135,000	2,088,603	—	(46,397)
Expiring 10/19/22	Barclays Bank PLC	HUF	491,915	1,223,000	1,218,908	—	(4,092)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	651,193	1,570,000	1,613,579	43,579	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	525,266	1,268,000	1,301,549	33,549	—
Expiring 10/19/22	Morgan Stanley & Co. International PLC	HUF	694,662	1,701,520	1,721,293	19,773	—
Expiring 10/19/22	Morgan Stanley & Co. International PLC	HUF	503,813	1,216,000	1,248,390	32,390	—
Expiring 10/19/22	UBS AG	HUF	640,684	1,573,000	1,587,540	14,540	—
Expiring 10/19/22	UBS AG	HUF	627,692	1,585,000	1,555,347	—	(29,653)
Expiring 10/19/22	UBS AG	HUF	507,344	1,249,000	1,257,139	8,139	—
Indonesian Rupiah,
Expiring 09/21/22	Goldman Sachs International	IDR	9,322,140	619,000	627,662	8,662	—
Expiring 09/21/22	Standard Chartered Bank	IDR	13,409,436	892,000	902,860	10,860	—
Israeli Shekel,
Expiring 09/21/22	Bank of America, N.A.	ILS	7,647	2,178,000	2,257,062	79,062	—
Expiring 09/21/22	Goldman Sachs International	ILS	10,585	3,053,000	3,124,257	71,257	—
Japanese Yen,
Expiring 10/31/23	Barclays Bank PLC	JPY	487,838	5,118,000	3,828,771	—	(1,289,229)
Expiring 10/31/23	Deutsche Bank AG	JPY	498,249	5,220,000	3,910,485	—	(1,309,515)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/31/23	Goldman Sachs International	JPY	874,045	$8,971,000	$6,859,899	$—	$(2,111,101)
Expiring 10/31/23	Morgan Stanley & Co. International PLC	JPY	855,296	8,262,958	6,712,753	—	(1,550,205)
Mexican Peso,
Expiring 09/21/22	BNP Paribas S.A.	MXN	33,318	1,668,000	1,618,178	—	(49,822)
Expiring 09/21/22	HSBC Bank PLC	MXN	133,361	6,643,317	6,477,139	—	(166,178)
Expiring 04/28/23	JPMorgan Chase Bank, N.A.	MXN	72,679	3,006,698	3,393,558	386,860	—
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	231,058	9,739,000	10,788,586	1,049,586	—
New Taiwanese Dollar,
Expiring 09/21/22	Goldman Sachs International	TWD	111,589	3,768,000	3,726,093	—	(41,907)
Expiring 09/21/22	Goldman Sachs International	TWD	93,555	3,148,000	3,123,920	—	(24,080)
Expiring 09/21/22	Morgan Stanley & Co. International PLC	TWD	93,456	3,147,000	3,120,616	—	(26,384)
Expiring 09/21/22	UBS AG	TWD	92,502	3,105,000	3,088,731	—	(16,269)
Peruvian Nuevo Sol,
Expiring 09/21/22	Bank of America, N.A.	PEN	4,512	1,201,786	1,141,834	—	(59,952)
Expiring 09/21/22	Barclays Bank PLC	PEN	3,638	969,519	920,698	—	(48,821)
Expiring 09/21/22	Barclays Bank PLC	PEN	2,025	539,695	512,515	—	(27,180)
Expiring 09/21/22	BNP Paribas S.A.	PEN	15,289	4,018,588	3,869,069	—	(149,519)
Philippine Peso,
Expiring 09/21/22	Bank of America, N.A.	PHP	189,890	3,496,000	3,419,343	—	(76,657)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	163,866	3,042,000	2,950,731	—	(91,269)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	121,211	2,263,506	2,182,633	—	(80,873)
Expiring 09/21/22	Standard Chartered Bank	PHP	181,060	3,382,094	3,260,341	—	(121,753)
Expiring 09/21/22	The Toronto-Dominion Bank	PHP	171,880	3,212,704	3,095,024	—	(117,680)
Polish Zloty,
Expiring 10/19/22	HSBC Bank PLC	PLN	26,736	5,598,718	5,686,652	87,934	—
Expiring 10/19/22	HSBC Bank PLC	PLN	5,320	1,103,167	1,131,616	28,449	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	PLN	13,127	2,822,000	2,792,073	—	(29,927)
Singapore Dollar,
Expiring 09/21/22	BNP Paribas S.A.	SGD	2,143	1,561,344	1,551,717	—	(9,627)
Expiring 09/21/22	HSBC Bank PLC	SGD	1,967	1,421,000	1,423,788	2,788	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SGD	1,131	$816,000	$818,635	$2,635	$—
South African Rand,
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	37,787	2,229,000	2,259,982	30,982	—
Expiring 09/21/22	Standard Chartered Bank	ZAR	27,815	1,714,000	1,663,567	—	(50,433)
South Korean Won,
Expiring 09/21/22	Goldman Sachs International	KRW	3,260,793	2,487,000	2,503,286	16,286	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	KRW	4,434,340	3,390,000	3,404,210	14,210	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	KRW	1,961,853	1,512,000	1,506,100	—	(5,900)
Expiring 09/21/22	Morgan Stanley & Co. International PLC	KRW	4,363,851	3,376,000	3,350,096	—	(25,904)
Expiring 09/21/22	Morgan Stanley & Co. International PLC	KRW	984,242	757,000	755,595	—	(1,405)
Thai Baht,
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	173,699	4,809,000	4,736,376	—	(72,624)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	112,664	3,124,000	3,072,086	—	(51,914)
Expiring 09/21/22	Standard Chartered Bank	THB	114,234	3,146,000	3,114,909	—	(31,091)
				$185,423,487	$180,009,542	2,793,268	(8,207,213)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	AUD	1,057	$740,597	$739,396	$1,201	$—
Expiring 10/19/22	The Toronto-Dominion Bank	AUD	2,738	1,861,557	1,915,367	—	(53,810)
Brazilian Real,
Expiring 08/02/22	Citibank, N.A.	BRL	12,174	2,235,000	2,350,053	—	(115,053)
Expiring 08/02/22	Standard Chartered Bank	BRL	8,448	1,554,000	1,630,784	—	(76,784)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 08/02/22	The Toronto-Dominion Bank	BRL	47,509	$8,682,232	$9,171,225	$—	$(488,993)
British Pound,
Expiring 10/19/22	The Toronto-Dominion Bank	GBP	23,175	27,609,326	28,277,009	—	(667,683)
Canadian Dollar,
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	953	725,000	743,746	—	(18,746)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	942	723,000	735,343	—	(12,343)
Chilean Peso,
Expiring 09/21/22	UBS AG	CLP	2,134,277	2,299,000	2,346,257	—	(47,257)
Expiring 09/21/22	UBS AG	CLP	1,429,951	1,485,000	1,571,977	—	(86,977)
Expiring 09/21/22	UBS AG	CLP	1,276,165	1,293,000	1,402,916	—	(109,916)
Chinese Renminbi,
Expiring 08/23/22	Goldman Sachs International	CNH	10,339	1,513,000	1,532,058	—	(19,058)
Expiring 08/23/22	HSBC Bank PLC	CNH	22,955	3,425,000	3,401,588	23,412	—
Expiring 08/23/22	HSBC Bank PLC	CNH	21,658	3,204,000	3,209,377	—	(5,377)
Expiring 08/23/22	HSBC Bank PLC	CNH	21,060	3,121,000	3,120,894	106	—
Expiring 08/23/22	JPMorgan Chase Bank, N.A.	CNH	149,210	21,791,063	22,111,078	—	(320,015)
Expiring 08/23/22	JPMorgan Chase Bank, N.A.	CNH	21,953	3,254,000	3,253,205	795	—
Colombian Peso,
Expiring 09/21/22	BNP Paribas S.A.	COP	2,593,889	569,598	599,387	—	(29,789)
Expiring 09/21/22	Citibank, N.A.	COP	9,408,582	2,008,000	2,174,103	—	(166,103)
Czech Koruna,
Expiring 10/19/22	HSBC Bank PLC	CZK	78,867	3,250,000	3,240,144	9,856	—
Euro,
Expiring 10/19/22	Barclays Bank PLC	EUR	19,503	19,769,513	20,049,317	—	(279,804)
Expiring 10/19/22	Barclays Bank PLC	EUR	3,194	3,293,000	3,283,440	9,560	—
Expiring 10/19/22	Deutsche Bank AG	EUR	34,209	34,679,694	35,167,752	—	(488,058)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	4,048	4,150,000	4,160,987	—	(10,987)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	2,562	2,633,000	2,633,338	—	(338)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	720	725,000	739,687	—	(14,687)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	317	322,568	325,499	—	(2,931)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/19/22	Standard Chartered Bank	EUR	32,365	$33,212,211	$33,271,823	$—	$(59,612)
Expiring 10/19/22	UBS AG	EUR	4,074	4,136,000	4,188,153	—	(52,153)
Indian Rupee,
Expiring 09/21/22	Barclays Bank PLC	INR	55,575	705,000	697,125	7,875	—
Expiring 09/21/22	Credit Suisse International	INR	160,986	2,047,652	2,019,386	28,266	—
Indonesian Rupiah,
Expiring 09/21/22	Morgan Stanley & Co. International PLC	IDR	8,382,672	579,835	564,407	15,428	—
Expiring 09/21/22	Standard Chartered Bank	IDR	41,958,015	2,853,000	2,825,041	27,959	—
Israeli Shekel,
Expiring 09/21/22	Barclays Bank PLC	ILS	13,176	3,975,371	3,888,867	86,504	—
Expiring 09/21/22	Barclays Bank PLC	ILS	5,798	1,739,000	1,711,245	27,755	—
Expiring 09/21/22	Citibank, N.A.	ILS	13,176	3,978,973	3,888,867	90,106	—
Expiring 09/21/22	Citibank, N.A.	ILS	12,422	3,613,000	3,666,509	—	(53,509)
Expiring 09/21/22	Citibank, N.A.	ILS	10,818	3,143,000	3,193,110	—	(50,110)
Expiring 09/21/22	Citibank, N.A.	ILS	7,694	2,313,000	2,270,855	42,145	—
Expiring 09/21/22	Citibank, N.A.	ILS	5,156	1,497,000	1,521,954	—	(24,954)
Expiring 09/21/22	Citibank, N.A.	ILS	5,121	1,497,000	1,511,527	—	(14,527)
Expiring 09/21/22	Morgan Stanley & Co. International PLC	ILS	11,251	3,229,000	3,320,948	—	(91,948)
Japanese Yen,
Expiring 10/31/23	Bank of America, N.A.	JPY	1,325,555	12,988,000	10,403,561	2,584,439	—
Expiring 10/31/23	Bank of America, N.A.	JPY	1,168,753	11,585,000	9,172,903	2,412,097	—
Expiring 10/31/23	Citibank, N.A.	JPY	399,802	4,148,827	3,137,826	1,011,001	—
Expiring 10/31/23	Citibank, N.A.	JPY	46,713	447,401	366,626	80,775	—
Mexican Peso,
Expiring 09/21/22	Bank of America, N.A.	MXN	62,179	3,012,000	3,019,953	—	(7,953)
Expiring 09/21/22	Goldman Sachs International	MXN	63,607	3,074,000	3,089,309	—	(15,309)
Expiring 09/21/22	Goldman Sachs International	MXN	36,760	1,762,000	1,785,383	—	(23,383)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	MXN	38,811	1,845,000	1,884,998	—	(39,998)
Expiring 09/21/22	Standard Chartered Bank	MXN	15,125	721,000	734,614	—	(13,614)
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	303,737	13,188,761	14,182,143	—	(993,382)
New Taiwanese Dollar,
Expiring 09/21/22	Citibank, N.A.	TWD	97,071	3,313,563	3,241,304	72,259	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 09/21/22	Citibank, N.A.	TWD	80,309	$2,733,000	$2,681,614	$51,386	$—
Expiring 09/21/22	Goldman Sachs International	TWD	112,404	3,841,704	3,753,310	88,394	—
Expiring 09/21/22	HSBC Bank PLC	TWD	119,785	4,094,227	3,999,749	94,478	—
Expiring 09/21/22	HSBC Bank PLC	TWD	58,985	2,024,000	1,969,590	54,410	—
Expiring 09/21/22	HSBC Bank PLC	TWD	20,887	710,000	697,433	12,567	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	122,328	4,176,000	4,084,683	91,317	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	104,988	3,557,000	3,505,669	51,331	—
Peruvian Nuevo Sol,
Expiring 09/21/22	Barclays Bank PLC	PEN	4,394	1,115,604	1,111,879	3,725	—
Philippine Peso,
Expiring 09/21/22	Citibank, N.A.	PHP	228,807	4,029,000	4,120,109	—	(91,109)
Expiring 09/21/22	Citibank, N.A.	PHP	142,125	2,569,000	2,559,230	9,770	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	121,350	2,155,903	2,185,139	—	(29,236)
Expiring 09/21/22	Standard Chartered Bank	PHP	136,462	2,436,000	2,457,266	—	(21,266)
Expiring 09/21/22	Standard Chartered Bank	PHP	91,236	1,619,097	1,642,882	—	(23,785)
South African Rand,
Expiring 09/21/22	Deutsche Bank AG	ZAR	30,812	1,882,000	1,842,816	39,184	—
Expiring 09/21/22	HSBC Bank PLC	ZAR	35,434	2,091,000	2,119,254	—	(28,254)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	48,793	2,851,000	2,918,203	—	(67,203)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	23,428	1,364,286	1,401,194	—	(36,908)
Expiring 09/21/22	Standard Chartered Bank	ZAR	101,618	6,484,865	6,077,596	407,269	—
South Korean Won,
Expiring 09/21/22	BNP Paribas S.A.	KRW	2,781,926	2,238,813	2,135,664	103,149	—
Expiring 09/21/22	Goldman Sachs International	KRW	4,002,081	3,106,000	3,072,368	33,632	—
Expiring 09/21/22	HSBC Bank PLC	KRW	3,003,745	2,324,000	2,305,953	18,047	—
Expiring 09/21/22	Morgan Stanley & Co. International PLC	KRW	4,343,318	3,349,000	3,334,333	14,667	—
Swiss Franc,
Expiring 10/19/22	HSBC Bank PLC	CHF	606	620,757	640,525	—	(19,768)
Thai Baht,
Expiring 09/21/22	Citibank, N.A.	THB	115,044	3,148,000	3,136,976	11,024	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 09/21/22	Goldman Sachs International	THB	59,976	$1,756,000	$1,635,412	$120,588	$—
Expiring 09/21/22	Goldman Sachs International	THB	54,240	1,581,149	1,478,993	102,156	—
Expiring 09/21/22	HSBC Bank PLC	THB	104,994	3,013,000	2,862,945	150,055	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	269,016	7,883,477	7,335,441	548,036	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	151,321	4,353,945	4,126,185	227,760	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	133,328	3,762,000	3,635,551	126,449	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	123,262	3,508,000	3,361,081	146,919	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	114,729	3,191,000	3,128,384	62,616	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	113,652	3,103,000	3,099,029	3,971	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	72,552	2,114,851	1,978,328	136,523	—
Turkish Lira,
Expiring 09/21/22	Barclays Bank PLC	TRY	8,013	431,000	417,792	13,208	—
Expiring 09/21/22	UBS AG	TRY	7,513	423,225	391,725	31,500	—
				$381,161,645	$376,648,665	9,285,670	(4,772,690)
						$12,078,938	$(12,979,903)
Cross currency exchange contracts outstanding at July 31, 2022:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/31/23	Buy	AUD	6,309	JPY	422,703	$1,090,207	$—	Deutsche Bank AG
10/31/23	Buy	JPY	648,099	AUD	9,489	—	(1,542,900)	Morgan Stanley & Co. International PLC
						$1,090,207	$(1,542,900)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt (D01)	06/20/27	1.000%(Q)	1,500	$581,892	$2,360	$579,532	Goldman Sachs International
Emirate of Abu Dhabi (D01)	06/20/27	1.000%(Q)	1,500	(25,517)	2,360	(27,877)	Goldman Sachs International
Federation of Malaysia (D01)	06/20/27	1.000%(Q)	2,250	(24,953)	3,541	(28,494)	Goldman Sachs International
Federative Republic of Brazil (D01)	06/20/27	1.000%(Q)	9,000	653,243	14,163	639,080	Goldman Sachs International
Kingdom of Saudi Arabia (D01)	06/20/27	1.000%(Q)	1,500	(23,407)	2,360	(25,767)	Goldman Sachs International
People’s Republic of China (D01)	06/20/27	1.000%(Q)	9,000	(122,709)	14,163	(136,872)	Goldman Sachs International
Republic of Argentina (D01)	06/20/27	1.000%(Q)	1,500	1,169,922	2,360	1,167,562	Goldman Sachs International
Republic of Chile (D01)	06/20/27	1.000%(Q)	2,250	28,767	3,541	25,226	Goldman Sachs International
Republic of Colombia (D01)	06/20/27	1.000%(Q)	4,500	303,133	7,081	296,052	Goldman Sachs International
Republic of Indonesia (D01)	06/20/27	1.000%(Q)	6,750	40,558	10,622	29,936	Goldman Sachs International
Republic of Mexico (D01)	06/20/27	1.000%(Q)	9,000	216,209	14,163	202,046	Goldman Sachs International
Republic of Panama (D01)	06/20/27	1.000%(Q)	1,500	20,179	2,360	17,819	Goldman Sachs International
Republic of Peru (D01)	06/20/27	1.000%(Q)	2,250	25,212	3,541	21,671	Goldman Sachs International
Republic of Philippines (D01)	06/20/27	1.000%(Q)	1,500	1,428	2,360	(932)	Goldman Sachs International
Republic of South Africa (D01)	06/20/27	1.000%(Q)	9,000	743,353	14,163	729,190	Goldman Sachs International
Republic of Turkey (D01)	06/20/27	1.000%(Q)	9,000	2,324,349	14,163	2,310,186	Goldman Sachs International
Republic of Ukraine (D01)	06/20/27	1.000%(Q)	1,500	1,227,878	2,360	1,225,518	Goldman Sachs International
State of Qatar (D01)	06/20/27	1.000%(Q)	1,500	(25,282)	2,360	(27,642)	Goldman Sachs International
Arab Republic of Egypt (D02)	06/20/27	1.000%(Q)	1,000	387,928	2,299	385,629	Goldman Sachs International
Emirate of Abu Dhabi (D02)	06/20/27	1.000%(Q)	1,000	(17,011)	2,299	(19,310)	Goldman Sachs International
Federation of Malaysia (D02)	06/20/27	1.000%(Q)	1,500	(16,635)	3,449	(20,084)	Goldman Sachs International

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Federative Republic of Brazil (D02)	06/20/27	1.000%(Q)	6,000	$435,495	$13,795	$421,700	Goldman Sachs International
Kingdom of Saudi Arabia (D02)	06/20/27	1.000%(Q)	1,000	(15,605)	2,299	(17,904)	Goldman Sachs International
People’s Republic of China (D02)	06/20/27	1.000%(Q)	6,000	(81,807)	13,795	(95,602)	Goldman Sachs International
Republic of Argentina (D02)	06/20/27	1.000%(Q)	1,000	779,948	2,299	777,649	Goldman Sachs International
Republic of Chile (D02)	06/20/27	1.000%(Q)	1,500	19,178	3,449	15,729	Goldman Sachs International
Republic of Colombia (D02)	06/20/27	1.000%(Q)	3,000	202,089	6,898	195,191	Goldman Sachs International
Republic of Indonesia (D02)	06/20/27	1.000%(Q)	4,500	27,039	10,347	16,692	Goldman Sachs International
Republic of Mexico (D02)	06/20/27	1.000%(Q)	6,000	144,138	13,795	130,343	Goldman Sachs International
Republic of Panama (D02)	06/20/27	1.000%(Q)	1,000	13,453	2,299	11,154	Goldman Sachs International
Republic of Peru (D02)	06/20/27	1.000%(Q)	1,500	16,808	3,449	13,359	Goldman Sachs International
Republic of Philippines (D02)	06/20/27	1.000%(Q)	1,000	952	2,299	(1,347)	Goldman Sachs International
Republic of South Africa (D02)	06/20/27	1.000%(Q)	6,000	495,568	13,795	481,773	Goldman Sachs International
Republic of Turkey (D02)	06/20/27	1.000%(Q)	6,000	1,549,565	13,795	1,535,770	Goldman Sachs International
Republic of Ukraine (D02)	06/20/27	1.000%(Q)	1,000	818,586	2,299	816,287	Goldman Sachs International
State of Qatar (D02)	06/20/27	1.000%(Q)	1,000	(16,854)	2,299	(19,153)	Goldman Sachs International
				$11,857,090	$232,980	$11,624,110

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Sell Protection(2)**:
CDX.EM.37.V1 (D01)	06/20/27	1.000%(Q)	75,000	3.250%	$(6,980,460)	$(190,034)	$(6,790,426)	Goldman Sachs International
CDX.EM.37.V1 (D02)	06/20/27	1.000%(Q)	50,000	3.250%	(4,653,640)	(163,652)	(4,489,988)	Goldman Sachs International
					$(11,634,100)	$(353,686)	$(11,280,414)
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D02).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJ2A	08/15/22	0.500%(M)	4,495	0.500%	$3,868	$(437)	$4,305	Goldman Sachs International
GS_21-PJA	08/15/22	0.250%(M)	8,663	*	3,728	(421)	4,149	Goldman Sachs International
					$7,596	$(858)	$8,454

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	03/20/23	1.000%(Q)	1,630	$679,618	$584,927	$94,691	Barclays Bank PLC
Russian Federation	06/20/25	1.000%(Q)	8,000	5,220,610	4,567,333	653,277	HSBC Bank PLC
United Mexican States	06/20/23	1.000%(Q)	1,400	(5,910)	1,576	(7,486)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	1,385	(5,847)	3,869	(9,716)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	460	(1,942)	1,441	(3,383)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	460	(1,942)	1,321	(3,263)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	455	(1,921)	476	(2,397)	Citibank, N.A.

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
United Mexican States	06/20/23	1.000%(Q)	240	$(1,013)	$270	$(1,283)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	1,000	(989)	(5,685)	4,696	Barclays Bank PLC
United Mexican States	12/20/24	1.000%(Q)	440	(423)	1,481	(1,904)	Citibank, N.A.
				$5,880,241	$5,157,009	$723,232

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
AT&T, Inc.	09/20/22	1.000%(Q)		860	0.580%	$1,508	$604	$904	Morgan Stanley & Co. International PLC
AT&T, Inc.	06/20/23	1.000%(Q)		730	0.870%	1,672	321	1,351	Goldman Sachs International
Boeing Co.	06/20/24	1.000%(Q)		1,460	1.281%	(5,813)	3,813	(9,626)	Goldman Sachs International
Casino Guichard Perrachon SA	06/20/24	5.000%(Q)	EUR	1,490	*	(364,561)	19,031	(383,592)	Goldman Sachs International
Casino Guichard Perrachon SA	06/20/24	5.000%(Q)	EUR	220	*	(53,827)	2,913	(56,740)	Goldman Sachs International
Electricite de France SA	12/20/22	1.000%(Q)	EUR	1,820	0.437%	6,349	7,210	(861)	Goldman Sachs International
EQT Corp.	12/20/22	5.000%(Q)		770	0.994%	16,570	11,226	5,344	Credit Suisse International
General Motors Co.	06/20/26	5.000%(Q)		2,230	1.845%	263,773	338,158	(74,385)	Goldman Sachs International
Halliburton Co.	12/20/26	1.000%(Q)		910	1.056%	(1,004)	7,658	(8,662)	Goldman Sachs International
Host Hotels & Resorts LP	06/20/24	1.000%(Q)		500	0.854%	1,926	3,660	(1,734)	Goldman Sachs International
Petroleos Mexicanos	06/20/23	1.000%(Q)		9,450	3.955%	(232,802)	(251,509)	18,707	BNP Paribas S.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		1,165	3.955%	(28,700)	(13,225)	(15,475)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		1,155	3.955%	(28,454)	(15,739)	(12,715)	Citibank, N.A.

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Petroleos Mexicanos	06/20/23	1.000%(Q)	385	3.955%	$(9,484)	$(5,376)	$(4,108)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	385	3.955%	(9,485)	(5,279)	(4,206)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	380	3.955%	(9,361)	(4,334)	(5,027)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	195	3.955%	(4,803)	(2,212)	(2,591)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	1,000	5.277%	(91,872)	(24,946)	(66,926)	Barclays Bank PLC
Petroleos Mexicanos	12/20/24	1.000%(Q)	440	5.277%	(40,435)	(19,833)	(20,602)	Citibank, N.A.
Republic of Ukraine	12/20/26	1.000%(Q)	1,800	292.634%	(1,472,353)	(444,446)	(1,027,907)	Barclays Bank PLC
Russian Federation	03/20/25	1.000%(Q)	8,000	*	(5,220,611)	(4,532,166)	(688,445)	HSBC Bank PLC
Simon Property Group LP	06/20/26	1.000%(Q)	1,980	1.002%	2,183	17,883	(15,700)	Goldman Sachs International
Targa Resources Partners LP	06/20/23	5.000%(Q)	885	1.471%	32,600	27,446	5,154	Morgan Stanley & Co. International PLC
Targa Resources Partners LP	06/20/23	5.000%(Q)	590	1.471%	21,734	19,144	2,590	Morgan Stanley & Co. International PLC
Verizon Communications, Inc.	06/20/26	1.000%(Q)	680	1.000%	784	11,092	(10,308)	Goldman Sachs International
					$(7,224,466)	$(4,848,906)	$(2,375,560)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date		Value at July 31, 2022		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.IG.37.V1	12/20/26	1.000%(Q)	158,830	$(1,938,322)		$(1,871,281)		$67,041
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)	443,160	(5,415,408)		(4,410,102)		1,005,306
				$(7,353,730)		$(6,281,383)		$1,072,347

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Value at Trade Date	Value at July 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.38.V2	06/20/27	5.000%(Q)	3,505	4.710%	$140,774	$60,262	$(80,512)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Buy Protection(1):
CMBX.NA.13.AAA	12/16/72	0.500%(M)	25,000	$223,882	$687,256	$(463,374)	Morgan Stanley & Co. International PLC
CMBX.NA.13.AAA	12/16/72	0.500%(M)	22,500	201,494	230,814	(29,320)	Citigroup Global Markets, Inc.
CMBX.NA.13.AAA	12/16/72	0.500%(M)	10,000	89,553	197,249	(107,696)	Goldman Sachs International
CMBX.NA.13.AAA	12/16/72	0.500%(M)	7,000	61,812	32,943	28,869	Morgan Stanley & Co. International PLC
				$576,741	$1,148,262	$(571,521)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at July 31, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	6,090	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	$(84,366)	$338,586	$422,952
GBP	3,280	05/08/27	1.050%(A)	1 Day SONIA(1)(A)	169,315	207,655	38,340
GBP	1,340	05/08/31	1.150%(A)	1 Day SONIA(1)(A)	(30,882)	114,851	145,733
					$54,067	$661,092	$607,025

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at July 31, 2022:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement^:
Total Return Benchmark Bond Index(T)	1 Day USOIS -60bps(Q)	Goldman Sachs International	09/20/22	(3,472)	$(108,074)	$—	$(108,074)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).